UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2010
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Arrowgrass Capital Partners (US) LP
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Address:       245 Park Avenue
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               New York, New York 10167
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Form 13F File Number:      028-13317
                           -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
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Title:     Director of the General Partner
           --------------------------------------------------
Phone:      +1 (345) 949-9900
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Sean Flynn            Cayman Islands          November 15, 2010
------------------------   -----------------------  -------------------------
      [Signature]               [City/State]                 [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $ 151,108
                                               -------------
                                               (thousands)


List of Other Included Managers:  None


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

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COLUMN 1                   COLUMN 2          COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
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                             TITLE OF                     VALUE      SHRS OR    SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)    PRN AMT    PRN   CALL  DISCRETION MANAGER  SOLE  SHARED  NONE
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ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7  15,364      43,500    PRN            SOLE            43,500
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C H ROBINSON WORLDWIDE INC    COM NEW          12541W209     979      14,000     SH   CALL     SOLE            14,000
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C H ROBINSON WORLDWIDE INC    COM NEW          12541W209     979      14,000     SH   PUT      SOLE            14,000
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CAMERON INTERNATIONAL CORP    COM              13342B105   1,409      32,800     SH            SOLE            32,800
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CAMERON INTERNATIONAL CORP    NOTE 2.500% 6/1  13342BAB1  10,321       8,500    PRN            SOLE             8,500
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CONVERGYS CORP                SDCV 5.750% 9/1  212485AE6   6,924       8,000    PRN            SOLE             8,000
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FIRST SOLAR INC               COM              336433107     943       6,400     SH   CALL     SOLE             6,400
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FIRST SOLAR INC               COM              336433107     943       6,400     SH   PUT      SOLE             6,400
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HERTZ GLOBAL HOLDINGS INC     NOTE 5.250% 6/0  42805TAA3  12,778      10,000    PRN            SOLE            10,000
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ISTAR FINL INC                COM              45031U101  11,265   3,681,289     SH            SOLE         3,681,289
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JETBLUE AIRWAYS CORP          DBCV 6.750% 10/1 477143AF8   2,738       2,000    PRN            SOLE             2,000
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JETBLUE AIRWAYS CORP          DBCV 6.750% 10/1 477143AG6  11,128       8,130    PRN            SOLE             8,130
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LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1  53219LAG4   3,150       5,500    PRN            SOLE             5,500
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NATIONAL OILWELL VARCO INC    COM              637071101   1,054      23,700     SH   CALL     SOLE            23,700
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NATIONAL OILWELL VARCO INC    COM              637071101   1,054      23,700     SH   PUT      SOLE            23,700
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NETAPP INC                    NOTE 1.750% 6/0  64110DAB0  33,614      21,500    PRN            SOLE            21,500
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PMI GROUP INC                 NOTE 4.500% 4/1  69344MAK7   5,616      12,000    PRN            SOLE            12,000
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SELECT SECTOR SPDR TR         SBI MATERIALS    81369Y100   1,229      37,500     SH   CALL     SOLE            37,500
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SELECT SECTOR SPDR TR         SBI MATERIALS    81369Y100   1,229      37,500     SH   PUT      SOLE            37,500
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SELECT SECTOR SPDR TR         SBI CONS DISCR   81369Y407   1,270      38,000     SH   CALL     SOLE            38,000
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SELECT SECTOR SPDR TR         SBI CONS DISCR   81369Y407   1,270      38,000     SH   PUT      SOLE            38,000
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SMURFIT-STONE CONTAINER CORP  COM              83272A104   5,419     295,000     SH            SOLE           295,000
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SPANSION INC                  COM CL A NEW     84649R200   1,497     100,000     SH            SOLE           100,000
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SUPERMEDIA INC                COM              868447103     423      40,000     SH            SOLE            40,000
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TERRESTAR CORP                COM              881451108     219     631,166     SH            SOLE           631,166
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UAL CORP                      NOTE 4.500% 6/3  902549AH7  12,347      17,033    PRN            SOLE            17,033
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UNITED DOMINION REALTY TR IN  NOTE 3.625% 9/1  910197AM4   5,946       9,701    PRN            SOLE             9,701
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